Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,909,944.99

Principal:
Principal Collections	$29,320,836.74
Prepayments in Full	$20,249,454.51
Liquidation Proceeds	$1,107,019.33
Recoveries	$15,887.58
Sub Total	$50,693,198.16
Collections	$55,603,143.15

Purchase Amounts:
Purchase Amounts Related to Principal	$181,675.68
Purchase Amounts Related to Interest	$935.79
Sub Total	$182,611.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,785,754.62

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$55,785,754.62
Servicing Fee	$1,109,477.41	$1,109,477.41	$0.00	$0.00	$54,676,277.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$54,676,277.21
Interest - Class A-2 Notes	$139,601.66	$139,601.66	$0.00	$0.00	$54,536,675.55
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$54,141,875.55
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$53,994,317.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,994,317.22
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$53,910,831.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,910,831.14
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$53,841,497.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,841,497.81
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$53,743,831.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$53,743,831.14
Regular Principal Payment	$48,524,018.74	$48,524,018.74	$0.00	$0.00	$5,219,812.40
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,219,812.40
Residuel Released to Depositor	$0.00	$5,219,812.40	$0.00	$0.00	$0.00
Total		$55,785,754.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$48,524,018.74
Total					$48,524,018.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$48,524,018.74	$78.66	$139,601.66	$0.23	$48,663,620.40	$78.89
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$48,524,018.74	$23.79	$932,446.07	$0.46	$49,456,464.81	$24.25

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$293,898,222.32	0.4764114	$245,374,203.58	0.3977536
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,268,958,222.32	0.6220810	$1,220,434,203.58	0.5982931

Pool Information
Weighted Average APR	4.661%	4.649%
Weighted Average Remaining Term	49.35	48.49
Number of Receivables Outstanding	65,019	63,340
Pool Balance	$1,331,372,892.55	$1,279,977,138.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,278,534,042.00	$1,229,239,086.95
Pool Factor	0.6404049	0.6156830

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$19,199,657.08
Yield Supplement Overcollateralization Amount	$50,738,052.02
Targeted Overcollateralization Amount	$59,542,935.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$59,542,935.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		209	$536,767.32
(Recoveries)		52	$15,887.58
Net Losses for Current Collection Period			$520,879.74
Cumulative Net Losses Last Collection Period			$3,980,202.01
Cumulative Net Losses for all Collection Periods			$4,501,081.75

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.02%	579	$13,106,432.63
61-90 Days Delinquent	0.12%	61	$1,569,840.90
91-120 Days Delinquent	0.03%	15	$320,708.25
Over 120 Days Delinquent	0.06%	33	$790,241.93
Total Delinquent Receivables	1.23%	688	$15,787,223.71

Repossession Inventory:
Repossessed in the Current Collection Period		57	$1,411,013.74
Total Repossessed Inventory		82	$2,152,391.75

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6909%
Preceding Collection Period			0.5559%
Current Collection Period			0.4787%
Three Month Average			0.5752%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2103%
Preceding Collection Period			0.2107%
Current Collection Period			0.1721%
Three Month Average			0.1977%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer